UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04413

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds IV

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2017

Item 1. Schedule of Investments.

Schedule of investments
Delaware Healthcare Fund	June 30, 2017 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 102.96%✧
Biotechnology – 20.04%
Active Biotech †	9,691	$5,809
Alder Biopharmaceuticals †	75,000	858,750
Alexion Pharmaceuticals †	40,000	4,866,800
Aralez Pharmaceuticals †	69,667	94,050
Array BioPharma †	330,000	2,762,100
Bioverativ †	6,500	391,105
Coherus Biosciences †	272,612	3,911,982
Epizyme †	20,000	302,000
Foundation Medicine †	80,000	3,180,000
Genomic Health †	38,000	1,236,900
ImmunoGen †	850,000	6,043,500
Intercept Pharmaceuticals †	5,000	605,350
Ligand Pharmaceuticals Class B †	65,000	7,891,000
Loxo Oncology †	51,000	4,089,690
MacroGenics †	50,000	875,500
Mirati Therapeutics †	80,000	292,000
Momenta Pharmaceuticals †	90,000	1,521,000
Myriad Genetics †	135,000	3,488,400
Neurocrine Biosciences †	147,000	6,762,000
Regeneron Pharmaceuticals †	20,000	9,822,800
Regulus Therapeutics †	20,000	19,712
Rigel Pharmaceuticals †	635,000	1,733,550
Sarepta Therapeutics †	33,000	1,112,430
Seattle Genetics †	95,000	4,915,300
uniQure †	70,000	433,300
Vanda Pharmaceuticals †	130,000	2,119,000
Vascular Biogenics †	330,000	1,468,500
Vertex Pharmaceuticals †	25,000	3,221,750
Xencor †	55,000	1,161,050
XOMA †	40,000	279,600
		75,464,928
Blue Chip Medical Products – 49.18%
AbbVie	130,000	9,426,300
Amgen	114,000	19,634,220
AstraZeneca	110,000	7,356,889
AstraZeneca ADR	105,000	3,579,450
Biogen †	2,000	542,720
Boston Scientific †	500,000	13,860,000
Bristol-Myers Squibb	150,000	8,358,000
Chugai Pharmaceutical	600,000	22,431,651
Eli Lilly & Co.	250,000	20,575,000

NQ-573 [6/17] 8/17 (239751)     1

Schedule of investments
Delaware Healthcare Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock✧ (continued)
Blue Chip Medical Products (continued)
Gilead Sciences	158,000	$11,183,240
GlaxoSmithKline ADR	285,000	12,289,200
Pfizer	430,000	14,443,700
Sanofi	145,000	13,871,640
Sanofi ADR	330,000	15,810,300
Stryker	20,000	2,775,600
UCB	60,000	4,127,502
Zimmer Biomet Holdings	38,000	4,879,200
		185,144,612
Healthcare Services – 9.18%
Aetna	43,000	6,528,690
Anthem	38,000	7,148,940
DaVita †	80,000	5,180,800
Quest Diagnostics	58,000	6,447,280
UnitedHealth Group	50,000	9,271,000
		34,576,710
Other – 8.98%
Changyou.com ADR †	100,000	3,876,000
Cia de Minas Buenaventura ADR	115,300	1,325,950
Dyax =†	400,000	444,000
Fannie Mae †	900,000	2,097,000
Federal Home Loan Mortgage †	900,000	2,007,000
Intrepid Potash †	317,905	718,465
Kinross Gold †	400,000	1,628,000
News Class B	63,500	898,525
SINA †	89,508	7,605,495
Sohu.com †	280,000	12,616,800
Weibo ADR †	8,951	594,960
		33,812,195
Small/Mid-Cap Medical Products – 15.58%
Durect †	47,425	73,983
Halozyme Therapeutics †	500,000	6,410,000
MorphoSys †	397,093	28,164,820
Mylan †	157,000	6,094,740
Perrigo	237,000	17,898,240
		58,641,783
Total Common Stock (cost $288,550,883)		387,640,228

2     NQ-573 [6/17] 8/17 (239751)

(Unaudited)

	Number of shares	Value (US $)
Rights – 0.01%
Ambit Bioscience =†	76,500	$45,900
Total Rights (cost $0)		45,900

Total Value of Securities – 102.97%
(cost $288,550,883)		387,686,128

Liabilities Net of Receivables and Other Assets – (2.97%)		(11,191,716)
Net Assets Applicable to 18,185,917 Shares Outstanding – 100.00%		$376,494,412

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2017, the aggregate value of fair valued securities was $489,900, which represents 0.13% of the Fund’s net assets.

†	Non-income producing security.

ADR – American Depositary Receipt

See accompanying notes.

NQ-573 [6/17] 8/17 (239751)     3

Notes
Delaware Healthcare Fund	June 30, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Equity Funds IV (Trust) – Delaware Healthcare Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$288,550,883
Aggregate unrealized appreciation of investments	$116,530,741
Aggregate unrealized depreciation of investments	(17,395,496)
Net unrealized appreciation of investments	$99,135,245

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

4     NQ-573 [6/17] 8/17 (239751)

(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock
Biotechnology	$75,464,928	$—	$—	$75,464,928
Blue Chip Medical Products	185,144,612	—	—	185,144,612
Healthcare Services	34,576,710	—	—	34,576,710
Other	33,368,195	—	444,000	33,812,195
Small/Mid-Cap Medical Products	58,641,783	—	—	58,641,783
Rights	—	—	45,900	45,900
Total Value of Securities	$387,196,228	$—	$489,900	$387,686,128

As a result of utilizing international fair value pricing at June 30, 2017, a portion of the common stock in the portfolio was categorized as Level 1.

NQ-573 [6/17] 8/17 (239751)     5

(Unaudited)

During the period ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2017, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

6     NQ-573 [6/17] 8/17 (239751)

Schedule of investments
Delaware Small Cap Growth Fund	June 30, 2017 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 99.11%✧
Consumer Discretionary – 18.64%
Five Below †	3,055	$150,825
LGI Homes †	5,725	230,031
MarineMax †	13,740	268,617
Shake Shack Class A †	5,425	189,224
Weight Watchers International †	9,460	316,153
		1,154,850
Consumer Staples – 3.74%
Amplify Snack Brands †	22,705	218,876
elf Beauty †	475	12,925
		231,801
Financials – 2.15%
LendingTree †	775	133,455
		133,455
Healthcare – 29.55%
ABIOMED †	905	129,687
AMN Healthcare Services †	7,225	282,136
Collegium Pharmaceutical †	19,415	242,882
Exelixis †	10,480	258,122
Intercept Pharmaceuticals †	2,110	255,458
MiMedx Group †	20,085	300,672
Neurocrine Biosciences †	1,355	62,330
Pacira Pharmaceuticals †	6,285	299,795
		1,831,082
Industrials – 15.03%
American Woodmark †	920	87,906
JetBlue Airways †	11,765	268,595
Oshkosh	2,015	138,793
Patrick Industries †	3,605	262,624
Trex †	2,560	173,210
		931,128
Information Technology – 25.00%
EPAM Systems †	2,695	226,622
Euronet Worldwide †	2,510	219,299
Littelfuse	1,195	197,175
LogMein	1,725	180,263
MaxLinear Class A †	5,590	155,905
Proofpoint †	2,000	173,660
RingCentral Class A †	5,055	184,760
Take-Two Interactive Software †	2,255	165,472
Yelp †	1,540	46,231
		1,549,387

NQ-241 [6/17] 8/17 (239757)     1

Schedule of investments
Delaware Small Cap Growth Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock✧ (continued)
Materials – 2.99%
US Concrete †	2,355	$184,985
		184,985
Real Estate – 2.01%
QTS Realty Trust Class A	2,375	124,284
		124,284
Total Common Stock (cost $5,589,917)		6,140,972

	Principal amount°
Short-Term Investments – 0.64%
Repurchase Agreements – 0.64%
Bank of America Merrill Lynch
0.99%, dated 6/30/17, to be repurchased on 7/3/17,
repurchase price $11,103 (collateralized by US
government obligations 3.375% 5/15/44; market value
$11,324)	11,102	11,102
Bank of Montreal
0.93%, dated 6/30/17, to be repurchased on 7/3/17,
repurchase price $18,505 (collateralized by US
government obligations 0.625%–3.75%
7/31/17–2/15/45; market value $18,874)	18,504	18,504
BNP Paribas
1.05%, dated 6/30/17, to be repurchased on 7/3/17,
repurchase price $10,396 (collateralized by US
government obligations 0.00%–2.00%
8/15/17–11/15/45; market value $10,603)	10,395	10,395
Total Short-Term Investments (cost $40,001)		40,001

Total Value of Securities – 99.75%
(cost $5,629,918)		6,180,973

Receivables and Other Assets Net of Liabilities – 0.25%		15,328
Net Assets Applicable to 639,399 Shares Outstanding – 100.00%		$6,196,301

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.
See accompanying notes.

2     NQ-241 [6/17] 8/17 (239757)

Notes
Delaware Small Cap Growth Fund	June 30, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Equity Funds IV (Trust) – Delaware Small Cap Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments	$5,629,918
Aggregate unrealized appreciation of investments	$656,205
Aggregate unrealized depreciation of investments	(105,150)
Net unrealized appreciation of investments	$551,055

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

NQ-241 [6/17] 8/17 (239757)     3

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$6,140,972	$—	$6,140,972
Short-Term Investments	—	40,001	40,001
Total Value of Securities	$6,140,972	$40,001	$6,180,973

During the period ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. At June 30, 2017, there were no Level 3 investments.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2017 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

4     NQ-241 [6/17] 8/17 (239757)

Schedule of investments
Delaware Smid Cap Growth Fund	June 30, 2017 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 100.05%
Consumer Discretionary – 24.02%
Bright Horizons Family Solutions †	265,625	$20,508,906
Brunswick	543,175	34,073,368
LGI Homes †	937,525	37,669,755
MarineMax †	1,158,825	22,655,029
Norwegian Cruise Line Holdings †	370,200	20,098,158
Shake Shack Class A †	836,950	29,192,816
Weight Watchers International †	662,450	22,139,079
Wynn Resorts	250,250	33,563,530
		219,900,641
Consumer Staples – 3.20%
Amplify Snack Brands †	3,034,293	29,250,584
		29,250,584
Financials – 2.92%
Signature Bank †	186,500	26,768,345
		26,768,345
Healthcare – 27.60%
ABIOMED †	182,068	26,090,344
Align Technology †	205,700	30,879,684
AMN Healthcare Services †	897,175	35,034,684
Collegium Pharmaceutical †	1,091,974	13,660,595
Intercept Pharmaceuticals †	222,725	26,965,316
MiMedx Group †	3,196,550	47,852,353
Neurocrine Biosciences †	508,100	23,372,600
Pacira Pharmaceuticals †	1,024,350	48,861,495
		252,717,071
Industrials – 20.38%
American Woodmark †	361,550	34,546,103
Apogee Enterprises	455,175	25,872,147
Fortune Brands Home & Security	228,325	14,895,923
JetBlue Airways †	1,889,700	43,141,851
Lennox International	70,950	13,029,258
Oshkosh	233,625	16,092,090
Trex †	429,825	29,081,959
United Rentals †	88,275	9,949,475
		186,608,806
Materials – 0.73%
US Concrete †	85,250	6,696,387
		6,696,387
Real Estate – 2.20%
QTS Realty Trust Class A	384,575	20,124,810
		20,124,810

NQ-016 [6/17] 8/17 (239724)     1

Schedule of investments
Delaware Smid Cap Growth Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Technology – 19.00%
Arista Networks †	212,802	$31,875,611
Broadridge Financial Solutions	141,750	10,710,630
CommScope Holding †	230,750	8,775,423
EPAM Systems †	322,200	27,093,798
Gartner †	52,075	6,431,783
Inphi †	389,050	13,344,415
Paycom Software †	8,603	588,531
Proofpoint †	251,175	21,809,525
Splunk †	284,550	16,188,049
Take-Two Interactive Software †	331,625	24,334,643
Yelp †	428,425	12,861,319
		174,013,727
Total Common Stock (cost $800,852,552)		916,080,371

Short-Term Investment – 0.02%
Discount Note – 0.02%≠
Federal Home Loan Bank 0.95% 7/10/17	233,968	233,923
Total Short-Term Investment (cost $233,912)		233,923
Total Value of Securities – 100.07%
(cost $801,086,464)		916,314,294
Liabilities Net of Receivables and Other Assets – (0.07%)		(654,308)
Net Assets Applicable to 49,506,077 Shares Outstanding – 100.00%		$915,659,986

≠	The rate shown is the effective yield at the time of purchase.
†	Non-income producing security.

See accompanying notes.

2     NQ-016 [6/17] 8/17 (239724)

Notes
Delaware Smid Cap Growth Fund	June 30, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Equity Funds IV (Trust) – Delaware Smid Cap Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At June 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2017, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$801,086,464
Aggregate unrealized appreciation of investments	$143,485,320
Aggregate unrealized depreciation of investments	(28,257,490)
Net unrealized appreciation of investments	$115,227,830

NQ-016 [6/17] 8/17 (239724)     3

(Unaudited)

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2017:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$916,080,371	$—	$916,080,371
Short-Term Investments	—	233,923	233,923
Total Value of Securities	$916,080,371	$233,923	$916,314,294

During the period ended June 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4     NQ-016 [6/17] 8/17 (239724)

(Unaudited)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended June 30, 2017, there were no Level 3 investments.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2017, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-016 [6/17] 8/17 (239724)     5

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: